Horizon Defensive Core Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Banking - 1.1%
Citizens Financial Group, Inc.	7,069	$304,320
Huntington Bancshares, Inc.	22,485	336,600
KeyCorp	14,303	244,009
PNC Financial Services Group, Inc.	6,132	1,134,972
Regions Financial Corp.	14,175	331,979
Truist Financial Corp.	20,574	914,720
US Bancorp	24,047	1,135,740
		4,402,340

Consumer Discretionary Products - 3.4%
Aptiv PLC (a)	4,193	299,925
Deckers Outdoor Corp. (a)	391	375,082
DR Horton, Inc.	4,598	867,919
Fortune Brands Innovations, Inc.	1,939	153,976
Nike, Inc. - Class B	18,666	1,555,251
NVR, Inc. (a)	40	366,898
PulteGroup, Inc.	3,273	430,891
Rivian Automotive, Inc. - Class A (a)	11,267	159,203
Tesla, Inc. (a)	44,116	9,445,677
		13,654,822

Consumer Discretionary Services - 1.4%
Darden Restaurants, Inc.	1,840	290,996
Domino's Pizza, Inc.	536	222,016
Hilton Worldwide Holdings, Inc.	3,870	850,007
McDonald's Corp.	11,134	3,213,940
Royal Caribbean Cruises Ltd. (a)	3,751	617,490
Yum! Brands, Inc.	4,340	585,553
		5,780,002

Consumer Staple Products - 4.9%
Campbell Soup Co.	2,986	148,464
Church & Dwight Co., Inc.	3,748	381,846
Clorox Co.	1,915	303,164
Coca-Cola Co.	63,115	4,573,944
Colgate-Palmolive Co.	12,043	1,282,580
Conagra Brands, Inc.	7,372	230,006
General Mills, Inc.	8,701	628,995
Hormel Foods Corp.	4,643	151,130
J M Smucker Co.	1,636	187,616
Kellanova	4,224	340,497
Keurig Dr Pepper, Inc.	16,679	610,618
Kimberly-Clark Corp.	5,182	749,628
Lamb Weston Holdings, Inc.	2,223	137,648
McCormick & Co., Inc.	3,887	311,077
PepsiCo, Inc.	21,196	3,664,364
Procter & Gamble Co.	36,274	6,222,442
		19,924,019

Financial Services - 9.2%
Ally Financial, Inc.	4,219	182,219
American Express Co.	8,869	2,293,967
Ameriprise Financial, Inc.	1,544	693,935
Annaly Capital Management, Inc.	7,708	155,393
Bank of New York Mellon Corp.	11,647	794,558
BlackRock, Inc.	2,297	2,071,458
Broadridge Financial Solutions, Inc.	1,807	384,638
Capital One Financial Corp.	5,899	866,740
CBOE Global Markets, Inc.	1,623	333,364
Charles Schwab Corp.	23,241	1,512,989
Discover Financial Services	3,874	537,363
FactSet Research Systems, Inc.	586	247,784
Fair Isaac Corp. (a)	380	657,503
Fidelity National Information Services, Inc.	8,897	733,558
Fiserv, Inc. (a)	9,099	1,588,685
Franklin Resources, Inc.	4,463	90,331
Intercontinental Exchange, Inc.	8,819	1,424,709
LPL Financial Holdings, Inc.	1,149	257,767
MarketAxess Holdings, Inc.	582	141,071
MasterCard, Inc. - Class A	12,844	6,208,019
Moody's Corp.	2,530	1,233,982
Morgan Stanley	18,938	1,962,166
Nasdaq, Inc.	6,658	479,909
Northern Trust Corp.	3,144	286,764
PayPal Holdings, Inc. (a)	15,401	1,115,494
Raymond James Financial, Inc.	3,052	364,928
S&P Global, Inc.	4,928	2,529,247
State Street Corp.	4,661	405,973
Synchrony Financial	6,277	315,482
T. Rowe Price Group, Inc.	3,445	365,308
TransUnion	2,995	289,946
Visa, Inc. - Class A	24,376	6,736,795
		37,262,045

Health Care - 11.9%
Abiomed Inc. (a)(b)	239	0
Agilent Technologies, Inc.	4,515	645,284
Align Technology, Inc. (a)	1,104	261,891
Amgen, Inc.	8,283	2,765,114
Avantor, Inc. (a)	10,443	269,847
Biogen, Inc. (a)	2,257	462,143
Bio-Techne Corp.	2,425	179,426
Bristol-Myers Squibb Co.	31,272	1,562,036
Catalent, Inc. (a)	2,789	170,017
Cencora, Inc.	2,764	662,171
Cigna Group	4,385	1,586,537
Cooper Cos., Inc. (a)	3,068	324,380
Danaher Corp.	10,854	2,923,091
DaVita, Inc. (a)	824	124,358
Dexcom, Inc. (a)	6,007	416,525
Edwards Lifesciences Corp. (a)	9,274	648,809
Elevance Health, Inc.	3,596	2,002,576
Eli Lilly & Co.	12,521	12,020,410
GE HealthCare Technologies, Inc.	6,671	565,834
Gilead Sciences, Inc.	19,274	1,522,646
HCA Healthcare, Inc.	3,059	1,210,110
Henry Schein, Inc. (a)	1,996	140,818
Hologic, Inc. (a)	3,620	294,089
Humana, Inc.	1,859	658,960
IDEXX Laboratories, Inc. (a)	1,274	613,214
Insulet Corp. (a)	1,083	219,600
IQVIA Holdings, Inc. (a)	2,805	705,598
Johnson & Johnson	37,259	6,179,778
Labcorp Holdings, Inc.	1,299	298,627
Merck & Co., Inc.	39,126	4,634,475
Mettler-Toledo International, Inc. (a)	320	460,506
Molina Healthcare, Inc. (a)	901	315,161
Neurocrine Biosciences, Inc. (a)	1,535	195,037
Quest Diagnostics, Inc.	1,703	267,320
Repligen Corp. (a)	813	122,706
Solventum Corp. (a)	2,268	145,401
STERIS PLC	1,525	367,678
Teleflex, Inc.	724	177,503
Waters Corp. (a)	910	315,179
West Pharmaceutical Services, Inc.	1,128	353,775
Zimmer Biomet Holdings, Inc.	3,176	366,701
Zoetis, Inc.	7,031	1,290,118
		48,445,449

Industrial Products - 5.0%
3M Co.	8,536	1,149,714
Allegion PLC	1,349	187,295
Axon Enterprise, Inc. (a)	1,108	404,387
Carrier Global Corp.	12,491	909,095
Caterpillar, Inc.	7,690	2,738,409
CNH Industrial NV	13,440	138,970
Cummins, Inc.	2,104	658,236
Deere & Co.	4,080	1,573,819
Dover Corp.	2,114	393,267
Eaton Corp. PLC	6,164	1,891,916
Fortive Corp.	5,416	402,950
General Electric Co.	16,884	2,948,284
Graco, Inc.	2,596	216,377
IDEX Corp.	1,164	240,343
Illinois Tool Works, Inc.	4,601	1,164,881
Ingersoll Rand, Inc.	6,228	569,551
Johnson Controls International PLC	10,522	766,528
Keysight Technologies, Inc. (a)	2,689	414,429
Lennox International, Inc.	492	290,373
Pentair PLC	2,551	226,248
Rockwell Automation, Inc.	1,766	480,405
Toro Co.	1,610	149,086
Trane Technologies PLC	3,495	1,264,002
Trimble, Inc. (a)	3,766	213,494
Veralto Corp.	3,804	427,684
Xylem, Inc.	3,724	512,162
		20,331,905

Industrial Services - 3.0%
Automatic Data Processing, Inc.	6,333	1,747,338
CH Robinson Worldwide, Inc.	1,787	184,972
Cintas Corp.	1,405	1,131,194
CSX Corp.	30,252	1,036,736
Delta Air Lines, Inc.	2,496	106,055
EMCOR Group, Inc.	719	282,610
Expeditors International of Washington, Inc.	2,228	274,957
JB Hunt Transport Services, Inc.	1,271	220,137
Knight-Swift Transportation Holdings, Inc.	2,481	129,955
Old Dominion Freight Line, Inc.	3,019	582,063
Paychex, Inc.	4,999	655,869
Quanta Services, Inc.	2,249	618,767
Union Pacific Corp.	9,399	2,406,990
United Parcel Service, Inc. - Class B	11,243	1,445,288
United Rentals, Inc.	1,037	768,687
WW Grainger, Inc.	681	670,731
		12,262,349

Insurance - 2.3%
Aflac, Inc.	8,447	932,211
Allstate Corp.	4,076	770,119
Arch Capital Group Ltd. (a)	5,796	655,470
Assurant, Inc.	800	157,080
Equitable Holdings, Inc.	5,052	214,811
Hartford Financial Services Group, Inc.	4,588	532,667
Marsh & McLennan Cos., Inc.	7,560	1,719,975
Principal Financial Group, Inc.	3,635	295,962
Progressive Corp.	9,014	2,273,331
Prudential Financial, Inc.	5,552	672,680
Travelers Cos., Inc.	3,529	804,859
Willis Towers Watson PLC	1,579	461,242
		9,490,407

Materials - 2.8%
Air Products & Chemicals, Inc.	3,428	955,898
Avery Dennison Corp.	1,241	275,316
Ball Corp.	4,854	309,734
CRH PLC	10,596	961,799
Ecolab, Inc.	3,968	1,004,618
International Flavors & Fragrances, Inc.	3,941	409,825
International Paper Co.	5,087	246,312
Linde PLC	7,423	3,550,050
LyondellBasell Industries NV - Class A	4,011	395,886
Martin Marietta Materials, Inc.	952	508,520
Newmont Goldcorp Corp.	17,742	947,245
Nucor Corp.	3,699	561,915
Owens Corning	1,349	227,617
PPG Industries, Inc.	3,632	471,179
Smurfit WestRock PLC	7,990	378,886
Steel Dynamics, Inc.	2,314	276,546
		11,481,346

Media - 9.3%
Alphabet, Inc. - Class A	90,760	14,828,369
Alphabet, Inc. - Class C	78,628	12,982,269
Booking Holdings, Inc.	523	2,044,527
Charter Communications, Inc. - Class A (a)	1,444	501,848
Comcast Corp. - Class A	61,285	2,425,047
DoorDash, Inc. - Class A (a)	4,349	559,760
Electronic Arts, Inc.	3,919	594,983
Fox Corp. - Class A	3,703	153,193
Fox Corp. - Class B	2,187	84,046
Interpublic Group of Cos., Inc.	5,849	190,736
Omnicom Group, Inc.	3,028	304,102
Take-Two Interactive Software, Inc. (a)	2,500	404,275
Walt Disney Co.	28,294	2,557,212
		37,630,367

Oil & Gas - 2.0%
Baker Hughes & GE Co.,	15,419	542,286
Cheniere Energy, Inc.	3,552	658,043
Halliburton Co.	13,718	426,493
HF Sinclair Corp.	2,527	124,177
Kinder Morgan, Inc.	30,770	663,709
Marathon Petroleum Corp.	5,547	982,485
ONEOK, Inc.	8,969	828,377
Phillips 66	6,623	929,273
Schlumberger, Ltd.	21,961	966,064
Targa Resources Corp.	3,257	478,453
Valero Energy Corp.	5,085	746,122
Williams Cos., Inc.	18,745	857,959
		8,203,441

Real Estate - 2.3%
American Tower Corp.	7,199	1,613,008
BXP, Inc.	2,298	172,856
CBRE Group, Inc. - Class A (a)	4,711	542,425
Crown Castle, Inc.	6,703	750,870
Digital Realty Trust, Inc.	4,799	727,576
Equinix, Inc.	1,462	1,219,834
Healthpeak Properties, Inc.	10,941	243,766
Iron Mountain, Inc.	4,512	511,029
Prologis, Inc.	14,214	1,816,833
SBA Communications Corp.	1,665	377,389
Welltower, Inc.	8,763	1,057,519
Weyerhaeuser Co.	11,239	342,677
		9,375,782

Renewable Energy - 0.2%
Enphase Energy, Inc. (a)	2,096	253,700
First Solar, Inc. (a)	1,569	356,743
		610,443

Retail & Wholesale - Discretionary - 4.3%
AutoZone, Inc. (a)	259	824,003
Bath & Body Works, Inc.	3,281	100,924
Best Buy Co., Inc.	2,980	299,192
Burlington Stores, Inc. (a)	996	267,167
CarMax, Inc. (a)	2,430	205,456
Dick's Sporting Goods, Inc.	907	214,923
eBay, Inc.	7,983	471,795
Etsy, Inc. (a)	1,826	100,594
Ferguson Enterprises, Inc.	3,129	643,667
Genuine Parts Co.	2,150	308,009
Home Depot, Inc.	15,271	5,627,363
LKQ Corp.	4,106	170,769
Lowe's Cos., Inc.	8,801	2,187,048
Lululemon Athletica, Inc. (a)	1,770	459,262
MercadoLibre, Inc. (a)	700	1,443,162
O'Reilly Automotive, Inc. (a)	904	1,021,493
Pool Corp.	590	207,456
TJX Cos., Inc.	17,477	2,049,528
Tractor Supply Co.	1,665	445,471
Ulta Beauty, Inc. (a)	743	262,160
Williams-Sonoma, Inc.	1,891	254,018
		17,563,460

Retail & Wholesale - Staples - 0.5%
Albertsons Cos., Inc. - Class A	5,333	104,633
Bunge Global SA	2,211	224,151
Kroger Co.	10,571	562,483
Target Corp.	7,119	1,093,621
Walgreens Boots Alliance, Inc.	11,279	104,331
		2,089,219

Software & Tech Services - 18.4%
Accenture PLC - Class A	9,703	3,317,941
Adobe, Inc. (a)	6,896	3,961,131
Akamai Technologies, Inc. (a)	2,338	238,102
ANSYS, Inc. (a)	1,344	431,989
Aspen Technology, Inc. (a)	438	102,553
Atlassian Corp. - Class A (a)	2,415	399,924
Autodesk, Inc. (a)	3,287	849,361
Cadence Design Systems, Inc. (a)	4,205	1,130,851
Confluent, Inc. - Class A (a)	3,135	66,525
Dayforce, Inc. (a)	2,284	130,576
DocuSign, Inc. (a)	3,164	187,340
Gartner, Inc. (a)	1,200	590,352
Gen Digital, Inc.	8,854	234,277
HubSpot, Inc. (a)	738	368,314
International Business Machines Corp.	14,135	2,857,108
Intuit, Inc.	4,314	2,718,942
Manhattan Associates, Inc. (a)	949	250,944
Microsoft Corp.	108,735	45,357,718
Palo Alto Networks, Inc. (a)	4,982	1,807,071
Paylocity Holding Corp. (a)	690	111,366
PTC, Inc. (a)	1,837	328,988
Salesforce, Inc.	14,917	3,772,509
ServiceNow, Inc. (a)	3,156	2,698,380
Synopsys, Inc. (a)	2,349	1,220,493
Twilio, Inc. - Class A (a)	2,685	168,511
UiPath, Inc. - Class A (a)	6,763	87,107
Workday, Inc. - Class A (a)	3,248	854,841
Zscaler, Inc. (a)	1,386	277,172
		74,520,386

Tech Hardware & Semiconductors - 15.5%
Advanced Micro Devices, Inc. (a)	24,966	3,708,949
Applied Materials, Inc.	12,791	2,523,153
Hewlett Packard Enterprise Co.	20,030	387,981
HP, Inc.	15,071	545,269
Intel Corp.	65,777	1,449,725
Juniper Networks, Inc.	5,001	194,439
Lam Research Corp.	2,017	1,655,977
Lattice Semiconductor Corp. (a)	2,127	100,735
Marvell Technology, Inc.	13,329	1,016,203
NetApp, Inc.	3,183	384,252
NVIDIA Corp.	385,768	46,049,126
NXP Semiconductors NV	3,955	1,013,904
Seagate Technology Holdings PLC	3,064	305,021
Texas Instruments, Inc.	14,042	3,009,762
Western Digital Corp. (a)	5,019	329,196
		62,673,692

Telecommunications - 0.7%
Verizon Communications, Inc.	64,809	2,707,720

Utilities - 1.1%
American Water Works Co., Inc.	3,007	430,362
Atmos Energy Corp.	2,322	303,578
CMS Energy Corp.	4,604	312,428
Consolidated Edison, Inc.	5,327	541,010
Edison International	5,944	517,306
Essential Utilities, Inc.	4,006	156,194
Eversource Energy	5,392	364,122
Exelon Corp.	15,407	586,853
NRG Energy, Inc.	3,311	281,468
Sempra	9,745	800,844
		4,294,165
TOTAL COMMON STOCKS (Cost $316,478,407)		402,703,359

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 5.18% (c)	2,365,193	2,365,193
TOTAL SHORT-TERM INVESTMENTS (Cost $2,365,193)		2,365,193

TOTAL INVESTMENTS - 99.9% (Cost $318,843,600)		405,068,552
Other Assets in Excess of Liabilities - 0.1%		391,678
TOTAL NET ASSETS - 100.0%		$405,460,230

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Horizon Defensive Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$402,703,359	$–	$0	(a)	$402,703,359
Money Market Funds	2,365,193	–	–		2,365,193
Total Investments	$405,068,552	$–	$0	(a)	$405,068,552

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.